Schedule of Other payables and accruals (Details) - USD ($)	Aug. 31, 2024	May 31, 2024	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Other payable	$ 4,303
Accruals	2,000
Other payables and accrued expense	$ 6,303
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Other payable			$ 719,711	$ 122,270
Accruals			129,740	36,962
Deposit received			106,612	112,558
Other payables and accrued expense			$ 956,063	$ 271,790
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Other payable		$ 4,441
Accruals		2,000
Other payables and accrued expense		$ 6,441